Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.6%
Issuer	Shares	Value ($)
Argentina 1.3%
Globant SA(a)	8,606	1,786,691
MercadoLibre, Inc.(a)	2,762	4,066,051
Total		5,852,742
Brazil 6.2%
Afya Ltd., Class A(a)	127,133	2,363,402
Arco Platform Ltd., Class A(a)	43,990	1,114,706
Banco BTG Pactual SA	143,368	2,465,604
BK Brasil Operacao e Assessoria a Restaurantes SA(a)	536,978	920,618
Hapvida Participacoes e Investimentos SA	379,189	1,000,410
Itaú Unibanco Holding SA, ADR	343,833	1,705,412
Localiza Rent a Car SA	254,180	2,706,786
Locaweb Servicos de Internet SA	395,358	1,608,503
Magazine Luiza SA	845,939	3,017,856
Notre Dame Intermedica Participacoes SA(a)	134,948	1,987,544
Pagseguro Digital Ltd., Class A(a)	59,148	2,738,552
Stone Co., Ltd., Class A(a)	55,072	3,371,508
XP, Inc., Class A(a)	78,573	2,959,845
Total		27,960,746
Canada 0.6%
Parex Resources, Inc.(a)	142,920	2,548,609
China 32.3%
Alibaba Group Holding Ltd., ADR(a)	116,236	26,354,188
BeiGene Ltd., ADR(a)	3,520	1,225,242
Burning Rock Biotech Ltd., ADR(a)	40,882	1,100,543
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Tourism Group Duty Free Corp., Ltd., Class A	46,900	2,200,453
Country Garden Services Holdings Co., Ltd.	842,000	8,582,061
Everest Medicines Ltd.(a)	223,500	2,130,922
Glodon Co., Ltd., Class A	139,300	1,419,926
Hangzhou Robam Appliances Co., Ltd., Class A	307,200	1,715,004
JD.com, Inc., ADR(a)	88,421	7,456,543
Jinke Smart Services Group Co., Ltd., Class H(a)	278,800	2,493,315
Kingdee International Software Group Co., Ltd.(a)	758,150	2,377,550
Kuaishou Technology(a)	53,699	1,865,004
Kweichow Moutai Co., Ltd., Class A	8,800	2,706,442
Li Ning Co., Ltd.	816,000	5,338,259
Common Stocks (continued)
Issuer	Shares	Value ($)
Meituan, Class B(a)	70,800	2,762,913
Midea Group Co., Ltd., Class A	222,100	2,798,518
NetEase, Inc., ADR	32,781	3,384,966
New Horizon Health Ltd.(a)	279,500	2,092,448
New Oriental Education & Technology Group, Inc., ADR(a)	261,380	3,659,320
Ping An Insurance Group Co. of China Ltd., Class H	337,000	4,030,977
Shenzhou International Group Holdings Ltd.	198,900	4,160,302
Silergy Corp.	35,000	2,886,855
Skshu Paint Co., Ltd.	59,395	1,809,367
Songcheng Performance Development Co., Ltd., Class A	855,600	2,805,282
TAL Education Group, ADR(a)	61,838	3,329,976
Tencent Holdings Ltd.	360,201	28,746,761
WuXi AppTec Co., Ltd., Class H	202,416	3,997,171
WuXi Biologics Cayman, Inc.(a)	609,000	7,679,951
Xpeng, Inc., ADR(a)	85,903	3,136,318
Zai Lab Ltd., ADR(a)	10,962	1,462,660
Total		145,709,238
Hong Kong 2.9%
AIA Group Ltd.	358,800	4,390,553
Galaxy Entertainment Group Ltd.(a)	211,000	1,907,511
Techtronic Industries Co., Ltd.	394,503	6,763,284
Total		13,061,348
Hungary 1.5%
OTP Bank Nyrt(a)	129,881	5,551,948
Richter Gedeon Nyrt	48,421	1,427,606
Total		6,979,554
India 11.1%
Apollo Hospitals Enterprise Ltd.	68,210	2,714,190
Asian Paints Ltd.	57,285	1,993,112
AU Small Finance Bank Ltd.(a)	128,258	2,162,766
Avenue Supermarts Ltd.(a)	59,881	2,346,081
Bajaj Finance Ltd.(a)	32,818	2,323,396
Balkrishna Industries Ltd.	79,727	1,845,469
Cholamandalam Investment and Finance Co., Ltd.	196,132	1,507,360
Divi’s Laboratories Ltd.(a)	20,832	1,033,910
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Dixon Technologies India Ltd.(a)	64,960	3,269,428
Eicher Motors Ltd.(a)	47,211	1,687,215
HDFC Bank Ltd., ADR(a)	67,009	5,205,929
HDFC Life Insurance Co., Ltd.(a)	271,959	2,595,481
InterGlobe Aviation Ltd.(a)	69,516	1,555,479
Jubilant Foodworks Ltd.(a)	35,514	1,418,575
Kotak Mahindra Bank Ltd.(a)	128,633	3,098,123
Mindtree Ltd.	80,055	2,285,902
PVR Ltd.(a)	65,866	1,110,404
Reliance Industries Ltd.	308,258	8,475,932
SBI Cards & Payment Services Ltd.	91,644	1,167,910
Tech Mahindra Ltd.	166,137	2,259,424
Total		50,056,086
Indonesia 3.6%
PT Ace Hardware Indonesia Tbk	18,058,800	1,899,262
PT Bank BTPN Syariah Tbk	9,298,700	2,231,781
PT Bank Central Asia Tbk	2,850,000	6,103,553
PT Bank Rakyat Indonesia Persero Tbk(a)	20,059,000	6,085,586
Total		16,320,182
Kazakhstan 0.3%
Kaspi.KZ JSC, GDR(b),(c),(d)	21,923	1,556,533
Philippines 0.9%
Ayala Land, Inc.	3,459,600	2,453,052
BDO Unibank, Inc.	658,610	1,385,806
Total		3,838,858
Poland 0.9%
Allegro.eu SA(a)	56,044	788,908
Dino Polska SA(a)	50,619	3,336,956
Total		4,125,864
Russian Federation 7.1%
Detsky Mir PJSC	1,102,779	2,080,897
Fix Price Group Ltd.(a),(d)	586,418	5,723,440
Lukoil PJSC, ADR	71,758	5,798,735
Ozon Holdings PLC, ADR(a)	63,420	3,555,959
Sberbank of Russia PJSC, ADR	436,693	6,714,365
TCS Group Holding PLC, GDR(d)	42,560	2,466,621
Yandex NV, Class A(a)	88,443	5,665,658
Total		32,005,675
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 2.1%
Capitec Bank Holdings Ltd.(a)	24,802	2,384,267
Clicks Group Ltd.	52,618	857,003
Naspers Ltd., Class N	25,435	6,091,948
Total		9,333,218
South Korea 12.2%
Ecopro BM Co., Ltd.	10,772	1,561,847
Kakao Corp.	9,375	4,137,939
NAVER Corp.	13,197	4,418,386
Pearl Abyss Corp.(a)	6,294	1,720,786
Samsung Biologics Co., Ltd.(a)	3,829	2,548,544
Samsung Electro-Mechanics Co., Ltd.	30,255	5,050,048
Samsung Electronics Co., Ltd.	288,804	20,893,417
Samsung SDI Co., Ltd.	7,870	4,627,737
SK Hynix, Inc.	86,272	10,185,422
Total		55,144,126
Taiwan 11.6%
Delta Electronics	291,000	2,967,793
Hon Hai Precision Industry Co., Ltd.	914,000	4,009,458
MediaTek, Inc.	248,000	8,530,411
Sea Ltd. ADR(a)	22,677	5,062,187
Taiwan Semiconductor Manufacturing Co., Ltd.	1,411,838	29,732,195
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	16,564	1,959,190
Total		52,261,234
Thailand 1.0%
Muangthai Capital PCL, Foreign Registered Shares	1,907,900	4,327,625
Total Common Stocks (Cost $255,523,925)		431,081,638

Preferred Stocks 2.8%
Issuer	Shares	Value ($)
Brazil 1.4%
Azul SA(a)	826,789	5,567,108
Lojas Americanas SA	246,516	975,789
Total		6,542,897
South Korea 1.4%
Samsung Electronics Co., Ltd.	97,753	6,331,288
Total Preferred Stocks (Cost $7,551,307)		12,874,185

2	Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2021 (Unaudited)
Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(e),(f)	9,755,230	9,754,254
Total Money Market Funds (Cost $9,754,254)		9,754,254
Total Investments in Securities (Cost $272,829,486)		453,710,077
Other Assets & Liabilities, Net		(2,777,029)
Net Assets		$450,933,048
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2021, the total value of these securities amounted to $1,556,534, which represents 0.35% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $9,746,594, which represents 2.16% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	1,289,633	38,675,076	(30,210,455)	—	9,754,254	—	579	9,755,230
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7007_03_L01_(03/21)